STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense	$ 103,822	$ 188,918	$ 1,107,493	$ 1,143,730
John Huemoeller [Member]
Option issued			3,000,000	2,000,000